Other Expenses	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other Expenses
35	OTHER EXPENSES
Other expenses for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Cost of operating leases	¥22,922	¥23,225	¥26,380
Cost related to disposal of assets leased	301	—	—
Cost related to IT solution services and IT systems	89,762	84,691	85,872
Provision for interest repayment	31,596	38,344	38,694
Losses on disposal of property, plant and equipment, and other intangible assets	3,856	3,725	1,937
Impairment losses of property, plant and equipment	43,708	10,959	79,947
Impairment losses of intangible assets	55,816	42,846	28,689
Losses on sales of investments in subsidiaries and associates	—	680	—
Impairment losses of investments in associates and joint ventures (1)	42,460	12,537	174,782
Others	78,138	66,872	52,505

Total other expenses	¥368,559	¥283,879	¥488,806

(1)
For the fiscal years ended March 31, 2022, 2021 and 2020, the Group recognized an impairment loss of ¥42,218 million,
¥10,391 million and ¥133,122 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.